Income Taxes - (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Increase in valuation allowance			$ 14,800,000
Deferred tax assets , Valuation allowance			$ 63,317,000	$ 48,499,000
U.S. federal statutory tax rate	21.00%		21.00%
Effective income tax rate	0.53%	(0.11%)	3.00%	0.10%
Unrecognized Tax Benefits			$ 0	$ 0
Domestic Tax Authority [Member]
Net operating loss carryforwards			209,500,000	173,500,000
Net operating loss carry forwards without expiry			106,700,000
State and Local Jurisdiction [Member]
Net operating loss carryforwards			99,000,000	$ 68,600,000
Net operating loss carry forwards without expiry			$ 15,300,000